Business Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure Text Block

2. Business acquisitions

Fiscal 2011

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, as well as the consideration transferred to effect the acquisitions, as of the respective acquisition dates for acquisitions completed during fiscal 2011. These acquisitions are subject to post-closing adjustments in accordance with the respective purchase and sale and asset purchase agreements.

	Acquisitions during fiscal 2011
	Inland RC, LLC	Lorton's Fresh Squeezed Juices Inc.	Total
	$	$	$
Net assets acquired

Current Assets	470	1,672	2,142
Property, plant and equipment	508	1,221	1,729
Goodwill	661	572	1,233
Intangible assets	249	469	718
Current liabilities	(560)	(821)	(1,381)
Deferred income tax liability	(130)	-	(130)
	1,198	3,113	4,311

Consideration

Cash consideration	658	2,500	3,158
Due to former shareholders	-	102	102
Contingent consideration	540	511	1,051
	1,198	3,113	4,311

(a)        Inland RC, LLC

On November 10, 2011, Opta Minerals acquired the outstanding members' interest of Inland RC, LLC (“Inland”) for total consideration of $1,198. Included as part of the total consideration was contingent consideration of $540 based on future earnings targets as defined in the asset purchase agreement.

Intangible assets, which consist of acquired customer relationships, are deductible for tax purposes and are being amortized over their estimated useful lives of approximately 15 years.

Operating in Elyria, Ohio, Inland is a manufacturer of pre-cast refractory shapes, injection lances, stirring lances and electric furnace deltas. Inland's results of operations have been included in the Opta Minerals operating segment since the date of acquisition.

(b)        Lorton's Fresh Squeezed Juices, Inc.

On August 5, 2011, a wholly-owned subsidiary of the Company completed the acquisition of the assets and business of Lorton's Fresh Squeezed Juices, Inc. (“Lorton's”) for total consideration of $3,113. Included as part of the total consideration was cash of $2,500, contingent consideration of $511 based on future earnings targets as defined in the asset purchase agreement, and a working capital adjustment of $102 as a result of working capital exceeding pre-determined targets at the acquisition date.

Intangible assets, which consist of acquired customer relationships, are deductible for tax purposes and are being amortized over their estimated useful lives of approximately seven years.

Lorton's is a vertically integrated producer of a variety of citrus-based products in both industrial and packaged formats. The acquisition expands the Company's operations into the extracting, processing and packaging of citrus-based ingredients through consumer packaged products, and provides increased capacity for future growth and expansion. Lorton's results of operations have been included in the Consumer Products Group since the date of acquisition.

Fiscal 2010

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, as well as the consideration transferred to effect the acquisitions, as of the respective acquisition dates for acquisitions completed during fiscal 2010.

	Acquisitions during fiscal 2010
	Dahlgren & Company, Inc.	Edner of Nevada, Inc.	Total
	$	$	$
Net assets acquired

Cash	4,239	-	4,239
Current Assets	23,231	2,376	25,607
Property, plant and equipment	12,402	1,418	13,820
Goodwill	15,940	2,346	18,286
Intangible assets	11,013	1,823	12,836
Other long-term assets	624	-	624
Current liabilities	(12,288)	(449)	(12,737)
Deferred income tax liability	(7,670)	-	(7,670)
	47,491	7,514	55,005

Consideration

Cash consideration	44,000	4,000	48,000
Due to former shareholders	2,303	198	2,501
Contingent consideration	1,188	3,316	4,504
	47,491	7,514	55,005

(c) Dahlgren & Company, Inc.

On November 8, 2010, a wholly-owned subsidiary of the Company acquired 100% of the outstanding shares of Dahlgren & Company, Inc. (“Dahlgren”) for total consideration of $47,491. Included as part of the total consideration was cash of $44,000, contingent consideration of $1,188 based on future earnings targets as defined in the purchase and sale agreement, and a working capital adjustment of $2,303 as a result of working capital exceeding pre-determined targets at the acquisition date. The $2,303 working capital adjustment was paid in cash on January 3, 2011 to the former Dahlgren shareholders. During fiscal 2011, management re-measured the fair value of the contingent consideration, and reduced the fair value of this liability by $1,098 (see notes 4 and 14).

Intangible assets, consisting of a sales order backlog and customer relationships, acquired in this acquisition are not deductible for tax purposes and are being amortized over their estimated useful lives of one year and 12 years, respectively.

Dahlgren is an integrated processor and global supplier of confection sunflower seed products including in-shell and kernel products, roasted sunflower and soy seeds, bird food, hybrid seed and other products. Dahlgren serves the snack food, bakery, food ingredients and bird feed industries. Dahlgren's products are marketed internationally to customers in Europe, Asia, Australia, Canada and South America, as well as in the U.S. The results of operations for Dahlgren have been consolidated since the November 8, 2010 acquisition date, and are included in the Grains and Foods Group.

(d) Edner of Nevada, Inc.

On December 14, 2010, a wholly-owned subsidiary of the Company acquired the operating assets of Edner of Nevada, Inc. (“Edner”) for total consideration of $7,514. Consideration included $4,000 of cash, contingent consideration of $3,316 based on future revenue targets in the asset purchase agreement and a working capital adjustment of $198 as a result of working capital exceeding pre-determined targets at the acquisition date. In the third quarter of 2011, the Company and the former owners of Edner agreed to an adjustment in the total purchase consideration, due to factors that existed at the acquisition date. As a result, the previously recorded working capital adjustment and contingent consideration were reduced by $260 and $124, respectively, with a corresponding decrease of $384 in acquired goodwill. The consolidated balance sheet as at January 1, 2011 has been adjusted to reflect this change.

Intangible assets, consisting of customer relationships acquired in this acquisition are deductible for tax purposes and are being amortized over their estimated useful lives of approximately nine years. Goodwill acquired in this acquisition is deductible for tax purposes. Edner produces a variety of nutritious portable foods such as nutrition bars and grains and fruit based snack bars from its 104,000 square foot facility located in Carson City, Nevada. This acquisition has been consolidated since its December 14, 2010 acquisition date, and is included in the Consumer Products Group. During fiscal 2011, management re-measured the fair value of the contingent consideration, and reduced the fair value of this liability by $137 (see notes 4 and 14).

Pro-forma consolidated results of operations (unaudited)

The following table presents unaudited pro-forma consolidated results of operations for the years ended December 31, 2011 and January 1, 2011, as if the Inland and Lorton's acquisitions had occurred as of January 1, 2010, and the Dahlgren and Edner acquisitions had occurred as of January 1, 2009.

	December 31, 2011	January 1, 2011
	$	$
Pro-forma revenue	1,089,626	990,054
Pro-forma earnings attributable to SunOpta Inc.	5,477	65,405
Pro-forma earnings per share
Basic	0.08	1.00
Diluted	0.08	0.99

The pro-forma consolidated results of operations were prepared using the acquisition method of accounting and are based on the historical financial information of the Company and the acquired businesses. The pro-forma information is not necessarily indicative of what the Company's consolidated results of operations actually would have been had the acquisitions been completed on January 1, 2010 and January 1, 2009. In addition, the pro-forma information does not purport to project the future results of operations of the Company.